Composition of Certain Financial Statement Captions - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, net [Abstract]
Office and computer equipment		$ 1,632	$ 1,474
Leasehold improvements		1,810	1,810
Property and equipment, gross		3,442	3,284
Less accumulated depreciation		(2,536)	(1,960)
Property and equipment, net	$ 800	$ 906	$ 1,324